Policyholder Account Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 9,829,337
Predecessor
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances		13,124,115
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	5,008,094
Interest-sensitive life insurance | Predecessor
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances		5,020,265
Equity indexed annuity contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	4,806,270
Equity indexed annuity contracts | Predecessor
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances		7,803,892
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	14,973
Other investment contracts | Predecessor
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances		$ 299,958